Condensed Consolidated Balance Sheets - USD ($)	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 14,107,000		$ 31,543,000		$ 10,806,000
Accounts Receivable	297,000		1,643,000		1,216,000
Unbilled Receivable	3,009,000		1,425,000		386,000
Related Party Receivables and Loan Receivables	4,486,000		3,599,000		1,711,000
Account and Loan Receivables	7,792,000		6,667,000		3,313,000
Inventory	2,317,000		2,180,000		1,964,000
Deferred Costs	1,712,000		2,068,000		1,081,000
Prepaid Warranty	1,018,000		1,037,000		806,000
Prepaid expenses			2,046,000		1,507,000
Prepaid Expenses and Other Current Assets	2,658,000		2,172,000		1,555,000
Investments			0		1,401,000
Total Current Assets	29,604,000		45,667,000		20,926,000
Non-Current Assets
Deferred Costs	2,114,000		2,056,000		2,063,000
Deferred Transaction Costs	1,752,000
Property and Equipment, Net	3,645,000		2,792,000		3,184,000
Prepaid Warranty	660,000		878,000		1,519,000
Deposits and Other Assets	357,000		298,000		398,000
Total Assets	38,132,000		51,691,000		28,090,000
Current liabilities:
Accounts Payable	3,051,000		1,922,000		1,618,000
Accrued Expenses	5,544,000		2,591,000		1,844,000
Deferred Revenue	14,726,000		12,481,000		7,879,000
Deferred Rent	147,000		134,000		161,000
Short-Term PPP Loan	5,580,000		3,487,000		0
Income Tax Payable	101,000		88,000		10,000
Notes Payable	15,000,000
Other current liabilities	690,000		689,000		0
Total current liabilities	44,839,000		21,392,000		11,512,000
Long-Term Liabilities
Deferred Rent	847,000		928,000		1,059,000
Deferred Revenue	18,857,000		21,563,000		12,433,000
Long-Term PPP Loan			2,093,000		0
Other Long-Term Liabilities	689,000		689,000		0
Total Long-Term Liabilities	20,393,000		25,273,000		13,492,000
Total Liabilities	65,232,000		46,665,000		25,004,000
Commitments and Contingencies (Note 6)
Stockholders' Equity
Additional paid-in capital	2,585,000		2,257,000		2,041,000
Accumulated deficit	(207,706,000)		(175,039,000)		(119,666,000)
Accumulated other comprehensive income	(35,000)		39,000		394,000
Subscription Notes Receivable	(548,000)		(835,000)		(900,000)
Total Stockholders' Equity	(205,698,000)		(173,572,000)		(118,125,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	38,132,000		51,691,000		28,090,000
LGL SYSTEMS ACQUISITION CORP [Member]
Current assets
Cash		$ 471,185		$ 789,497		$ 1,021,216
Prepaid expenses		44,207		95,403		227,125
Total Current Assets		515,392		884,900		1,248,341
Non-Current Assets
Deferred Tax Asset						27,275
Marketable securities held in Trust Account		173,025,088		173,192,131		172,626,688
Total Assets		173,540,480		174,077,031		173,902,304
Current liabilities:
Accounts payable and accrued expenses		2,118,073		237,196		214,071
Income taxes payable				10,289
Total current liabilities		2,118,073		247,485		214,071
Long-Term Liabilities
Warrant liabilities		25,974,745		23,436,500		14,465,500
Deferred underwriting fee payable		6,037,500		6,037,500		6,037,500
Total Liabilities		34,130,318		29,721,485		20,717,071
Commitments and Contingencies (Note 6)
Temporary Equity		134,410,161		139,355,545		148,185,229
Stockholders' Equity
Preferred stock				0		0
Common stock		385		336
Class B convertible common stock		431		431
Additional paid-in capital		19,853,416		14,908,082		6,078,490
Accumulated deficit		(14,854,231)		(9,908,848)		(1,079,160)
Total Stockholders' Equity		5,000,001		5,000,001		5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		173,540,480		174,077,031		173,902,304
Class A Common Stock
Stockholders' Equity
Common stock	4,000		4,000		4,000
Total Stockholders' Equity	4,000		4,000		4,000
Class A Common Stock | LGL SYSTEMS ACQUISITION CORP [Member]
Stockholders' Equity
Common stock				336		243
Total Stockholders' Equity		385		336		243
Class B Common Stock
Stockholders' Equity
Common stock	2,000		2,000		2,000
Total Stockholders' Equity	2,000		2,000		2,000
Class B Common Stock | LGL SYSTEMS ACQUISITION CORP [Member]
Stockholders' Equity
Class B convertible common stock				431		431
Total Stockholders' Equity		$ 431		$ 431		$ 431
Series A Preferred Stock
Long-Term Liabilities
Temporary Equity	32,500,000		32,500,000		32,500,000
Stockholders' Equity
Total Stockholders' Equity	32,500,000		32,500,000		32,500,000
Series B Preferred Stock
Long-Term Liabilities
Temporary Equity	146,098,000		146,098,000		88,711,000
Stockholders' Equity
Total Stockholders' Equity	$ 146,098,000		$ 146,098,000		$ 88,711,000